SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Raw materials	$ 1,009	$ 524
Finished goods	2,699	3,558
Total inventories	$ 3,708	$ 4,082